Consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash	$ 719	$ 425
Cash equivalents	375	0
Trade and other receivables	2,978	3,006
Inventory	487	432
Contract assets	1,005	987
Contract costs	387	370
Prepaid expenses	349	244
Other current assets	189	329
Total current assets	6,489	5,793
Non-current assets
Contract assets	476	506
Contract costs	350	337
Property, plant and equipment	27,415	24,844
Intangible assets	13,232	13,205
Deferred tax assets	137	112
Investments in associates and joint ventures	740	798
Other non-current assets	700	847
Goodwill	10,674	10,658
Total non-current assets	53,724	51,307
Total assets	60,213	57,100
Current liabilities
Trade payables and other liabilities	3,720	3,941
Contract liabilities	708	703
Interest payable	215	196
Dividends payable	736	691
Current tax liabilities	287	253
Debt due within one year	5,676	4,645
Total current liabilities	11,342	10,429
Non-current liabilities
Contract liabilities	219	196
Long-term debt	21,949	19,760
Deferred tax liabilities	3,146	3,163
Post-employment benefit obligations	2,158	1,866
Other non-current liabilities	938	997
Total non-current liabilities	28,410	25,982
Total liabilities	39,752	36,411
Equity attributable to BCE shareholders
Contributed surplus	1,165	1,170
Accumulated other comprehensive income	14	90
Deficit	(5,195)	(4,937)
Total equity attributable to BCE shareholders	20,132	20,363
Non-controlling interest	329	326
Total equity	20,461	20,689
Equity and liabilities	60,213	57,100
Preferred shares
Equity attributable to BCE shareholders
Shares	4,004	4,004
Common shares
Equity attributable to BCE shareholders
Shares	$ 20,144	$ 20,036